 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

Symmetry Panoramic Trust

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

John A. Mooney

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2018

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
AQR Large Capital Multi-Style Fund, Cl R6	1,378	$23,996
DFA Real Estate Securities Portfolio, Cl I	210	7,533
DFA US Core Equity 2 Portfolio, Cl I	1,478	31,910
DFA U.S. Vector Equity Portfolio, Cl I	1,895	35,385
Total Registered Investment Companies
(Cost $98,000)		98,824

SHORT-TERM INVESTMENTS — 8.4%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $8,427)	8,427	8,427
Total Investments — 106.4%
(Cost $106,427)		$107,251

Percentages are based on Net Assets of $100,768.

(A)	The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

1

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2018

(Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

2

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2018

(Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

3

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2018

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
AQR Emerging Multi-Style Fund, Cl R6	1,447	$14,003
AQR International Multi-Style Fund, Cl R6	1,752	18,782
DFA Emerging Markets Core Equity Portfolio, Cl I	1,226	24,331
DFA International Core Equity Portfolio, Cl I	780	9,802
DFA International Real Estate Securities, Cl I	1,707	8,400
DFA International Vector Equity Portfolio, Cl I	2,074	24,076
Total Registered Investment Companies
(Cost $98,020)		99,394

SHORT-TERM INVESTMENTS — 5.4%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $5,487)	5,487	5,487
Total Investments — 103.5%
(Cost $103,507)		$104,881

Percentages are based on Net Assets of $101,362.

(A)	The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

1

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2018

(Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

2

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2018

(Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

3

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2018

 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
AQR Emerging Multi-Style Fund, Cl R6	583	$5,639
AQR International Multi-Style Fund, Cl R6	708	7,593
AQR Large Capital Multi-Style Fund, Cl R6	825	14,368
DFA Emerging Markets Core Equity Portfolio, Cl I	493	9,784
DFA International Core Equity Portfolio, Cl I	310	3,897
DFA International Real Estate Securities, Cl I	630	3,100
DFA International Vector Equity Portfolio, Cl I	840	9,750
DFA Real Estate Securities Portfolio, Cl I	134	4,784
DFA US Core Equity 2 Portfolio, Cl I	884	19,086
DFA U.S. Vector Equity Portfolio, Cl I	1,129	21,068
Total Registered Investment Companies
(Cost $98,020)		99,069

SHORT-TERM INVESTMENTS — 8.5%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $8,599)	8,599	8,599
Total Investments — 106.6%
(Cost $106,619)		$107,668

Percentages are based on Net Assets of $101,017

(A)	The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

 1

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2018

 (Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

 2

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2018

 (Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30,

2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

 3

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

 NOVEMBER 30, 2018

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
AQR TM Emerging Multi-Style Fund, Cl R6	571	$5,734
AQR TM International Multi-Style Fund, Cl R6	871	8,800
AQR TM Large Capital Multi-Style Fund, Cl R6	1,121	14,290
DFA Emerging Markets Core Equity Portfolio, Cl I	414	8,215
DFA International Vector Equity Portfolio, Cl I	943	10,943
DFA Real Estate Securities Portfolio, Cl I	145	5,191
DFA TA US Core Equity 2 Portfolio, Cl I	1,039	18,897
DFA TA World ex US Core Equity Portfolio, Cl I	604	6,160
DFA U.S. Vector Equity Portfolio, Cl I	1,118	20,879
Total Registered Investment Companies
(Cost $98,010)		99,109

SHORT-TERM INVESTMENTS — 2.0%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $1,999)	1,999	1,999
Total Investments — 100.0%
(Cost $100,009)		$101,108

Percentages are based on Net Assets of $101,090

(A)	The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

 1

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

 NOVEMBER 30, 2018

(Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

 2

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

 NOVEMBER 30, 2018

(Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30,

2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

 3

SYMMETRY PANORAMIC US FIXED INCOME FUND

NOVEMBER 30, 2018

 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
DFA One-Year Fixed Income Portfolio, Cl I	1,171	$12,012
Vanguard Short-Term Bond Index Fund, Admiral Shares	3,971	40,579
Vanguard Total Bond Market Index Fund, Admiral Shares	4,436	45,643
Total Registered Investment Companies
(Cost $98,010)		98,234

SHORT-TERM INVESTMENTS — 4.1%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $4,142)	4,142	4,142
Total Investments — 102.0%
(Cost $102,152)		$102,376

Percentages are based on Net Assets of $100,339.

(A)	The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

 1

SYMMETRY PANORAMIC US FIXED INCOME FUND

NOVEMBER 30, 2018

 (Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

 2

SYMMETRY PANORAMIC US FIXED INCOME FUND

NOVEMBER 30, 2018

 (Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

 3

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

NOVEMBER 30, 2018

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.9%
	Shares	Value
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	3,015	$30,181
DFA Short-Term Municipal Bond Portfolio, Cl I	6,825	69,068
Total Registered Investment Companies
(Cost $99,000)		99,249

SHORT-TERM INVESTMENTS — 1.1%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $1,086)	1,086	1,086
Total Investments — 100.0%
(Cost $100,086)		$100,335

Percentages are based on Net Assets of $100,317.

(A) The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

 1

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

NOVEMBER 30, 2018

(Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

 2

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

NOVEMBER 30, 2018

(Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

 3

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

NOVEMBER 30, 2018

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
DFA Five-Year Global Fixed Income Portfolio, Cl I	643	$7,029
Vanguard Total Bond Market Index Fund, Admiral Shares	4,678	48,141
Vanguard Total International Bond Index Fund, Admiral Shares	1,972	43,138
Total Registered Investment Companies
(Cost $98,010)		98,308

SHORT-TERM INVESTMENTS — 10.3%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $10,276)	10,276	10,276
Total Investments — 108.2%
(Cost $108,286)		$108,584

Percentages are based on Net Assets of $100,392.

(A)	The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

 1

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

NOVEMBER 30, 2018

(Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

 2

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

NOVEMBER 30, 2018

(Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

 3

SYMMETRY PANORAMIC ALTERNATIVES FUND

NOVEMBER 30, 2018

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
AQR Alternative Risk Premia Fund, Cl I	1,823	$16,971
AQR Diversified Arbitrage Fund, Cl I	3,590	33,785
AQR Managed Futures Strategy Fund, Cl I	2,033	17,073
JPMorgan Systematic Alpha Fund, Cl R6	2,088	30,042
Total Registered Investment Companies
(Cost $99,000)		97,871

SHORT-TERM INVESTMENTS — 1.0%
Invesco Government & Agency Portfolio, Cl Institutional, 2.120% (A)
(Cost $1,010)	1,010	1,010
Total Investments — 100.0%
(Cost $100,010)		$98,881

Percentages are based on Net Assets of $98,859.

(A)	The rate reported is the 7-day effective yield as of November 30, 2018.

Cl — Class

As of November 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2018, there were no Level 3 investments.

SYMMETRY PANORAMIC ALTERNATIVES FUND

NOVEMBER 30, 2018

(Unaudited)

Security Valuation - The Board of Trustees (the “Board”) of Symmetry Panoramic Trust (the “Trust”) has adopted Valuation and Pricing Policies and Procedures (the “Procedures”) that are intended to ensure that appropriate valuation methods are used to price securities for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Board has established a Valuation Committee whose function is, among other things, to oversee the valuation of the Funds’ investments and to approve any fair valuation decision of or relating to a security held by the Funds (including circumstances where no reliable price is available). The Valuation Committee reports to the Board periodically and makes recommendations to the Board as to pricing methodologies and pricing services used by the Funds and presents additional information to the Board regarding the application of the Procedures for the Funds. Material changes to the Procedures used in connection with the pricing and valuation of the securities held in the Funds’ portfolios are subject to Board approval.

Equity Securities

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Debt Securities

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures section of the Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. If such prices are not available, the security will be valued by use of independent brokers to value securities or as set forth in the Fair Value Pricing Procedures section of the Procedures, as applicable.

Options, Futures, Forwards, and Centrally Cleared Swaps

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the fund calculates its net asset value per share (“NAV”), the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. A fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Foreign Securities

Foreign securities are priced as set forth in the Procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by the Funds for the conversion are captured as of the New York close each day except for certain Funds which use the London close each day. Currency swaps, forwards and spot contracts that are used to hedge a specific underlying position or contract may be valued at the exchange rate nearest to the time when the underlying position or contract is valued.

SYMMETRY PANORAMIC ALTERNATIVES FUND

NOVEMBER 30, 2018

(Unaudited)

Open-End Investment Companies

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the valuation of equity securities described above.

Fair Value Pricing Procedures

The Fair Value Procedures will be performed and monitored by a Fair Value Committee designated by the Trust’s Board of Trustees. The Fair Value Committee is comprised of representatives from the Adviser. As necessary, the Valuation Committee will consult with representatives from the sub-adviser, Trust’s outside legal counsel, independent auditors, and other parties as appropriate in their discussions and deliberations.

Monitoring for Significant Events

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Trust calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Trust calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. A service will be used to monitor for Significant Events.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By		/s/ Dana D'Auria
Dana D'Auria
President
Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By		/s/ Dana D'Auria
Dana D'Auria
President

Date:	January 28, 2019

By		/s/ Stephen Connors
Stephen Connors
Controller & CFO

Date:	January 28, 2019